Property, plant and equipment (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₨ 1,806	₨ 2,401
Depreciation for the year	1,143	879
Ending balance	3,007	1,806
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,355	4,676
Additions	2,420	586
Disposals	(354)	(943)
Effect of changes in foreign exchange rates	(40)	36
Ending balance	6,381	4,355
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,549	2,275
Depreciation for the year	1,143	879
Disposals	(284)	(620)
Effect of changes in foreign exchange rates	(34)	15
Ending balance	3,374	2,549
Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	84	79
Ending balance	85	84
Land [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	84	79
Additions	0	0
Disposals	0	0
Effect of changes in foreign exchange rates	1	5
Ending balance	85	84
Land [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Effect of changes in foreign exchange rates	0	0
Ending balance	0	0
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,199	1,886
Ending balance	2,308	1,199
Buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,205	3,759
Additions	1,941	197
Disposals	(70)	(794)
Effect of changes in foreign exchange rates	(36)	43
Ending balance	5,040	3,205
Buildings [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,006	1,873
Depreciation for the year	802	626
Disposals	(44)	(512)
Effect of changes in foreign exchange rates	(32)	19
Ending balance	2,732	2,006
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	2
Ending balance	0	0
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3	16
Additions	0	0
Disposals	0	(13)
Effect of changes in foreign exchange rates	0	0
Ending balance	3	3
Plant and equipment [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3	14
Depreciation for the year	0	1
Disposals	0	(13)
Effect of changes in foreign exchange rates	0	1
Ending balance	3	3
Furniture Fixtures And Office Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	36	31
Ending balance	44	36
Furniture Fixtures And Office Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	85	67
Additions	23	18
Disposals	(27)	0
Effect of changes in foreign exchange rates	1	0
Ending balance	82	85
Furniture Fixtures And Office Equipment [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	49	36
Depreciation for the year	15	13
Disposals	(27)	0
Effect of changes in foreign exchange rates	1	0
Ending balance	38	49
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	487	403
Ending balance	570	487
Vehicles [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	978	755
Additions	456	371
Disposals	(257)	(136)
Effect of changes in foreign exchange rates	(6)	(12)
Ending balance	1,171	978
Vehicles [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	491	352
Depreciation for the year	326	239
Disposals	(213)	(95)
Effect of changes in foreign exchange rates	(3)	(5)
Ending balance	₨ 601	₨ 491